Facility Construction Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Facility Construction Payable [Abstract]
Facility Construction Payable [Text Block]
NOTE 12 – FACILITY CONSTRUCTION PAYABLE

Facility construction payable was related to the Grain Storage Construction. In according to the construction process, at March 31, 2012 and December 31, 2011, accrued payable under the Grain Storage Construction amounted to $2,372,578 and $2,277,415, respectively. The Company expects to pay for the Grain Storage Construction in full after its completion in June 2012.

NOTE 13 – FACILITY CONSTRUCTION PAYABLE

Facility construction payable was related to the Grain Storage Construction. In according to the construction process, at December 31, 2011 and 2010, accrued payable under the Grain Storage Construction amounted to $2,277,415 and $2,014,166, respectively. The Company expects to pay for the Grain Storage Construction in full after its completion in mid 2012.